Note 29 - Net Interest Income - Interest Expenses (Details) - ARS ($)		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Interest Expenses Abstract
Interest Expense from Savings Accounts Deposits		$ (4,386,444)	$ (892,507)
Interest Expense from Time Deposits		(16,986,001)	(10,009,766)
Interest Expense from Bank Loans		(183,209)	(54,636)
Interest Expense from Other Liabilities		(1,777,276)	(739,176)
Interest Expense from Premiums for Reverse Repurchase Agreements		(110,197)	(195,477)
Interest Expense from (UVA) Clause Adjustments	[1]	(1,283,502)	(65,655)
Other Interest Expenses		(11,599)	(2,108)
Total Interest Expenses		$ (24,738,228,000)	$ (11,959,325,000)

[1]	Adjustment clause based on the variation of the consumer price index.